Prepaid expenses and others	12 Months Ended
Dec. 31, 2021
15. Prepaid Expenses And Others	15. Prepaid expenses Prepaid expenses consist of the following:
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Prepaid expenses	809	848